Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III—Supplementary Insurance Information

AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY

Column A	Column B	Column C	Column D	Column E
	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(Dollars in thousands)
As of December 31, 2022: Life insurance	$2,773,643	$58,781,836	$—	$512,790
As of December 31, 2021: Life insurance	$3,062,204	$62,614,822	$—	$226,844
As of December 31, 2020: Life insurance	$2,225,199	$62,352,882	$—	$240,904

Column A	Column F	Column G	Column H	Column I	Column J
	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(Dollars in thousands)
For the year ended December 31, 2022: Life insurance	$250,093	$2,307,463	$(1,582,537)	$284,011	$276,955
For the year ended December 31, 2021: Life insurance	$300,833	$2,037,475	$2,139,045	$306,370	$272,787
For the year ended December 31, 2020: Life insurance	$290,609	$2,182,078	$744,389	$649,554	$214,745
See accompanying Report of Independent Registered Public Accounting Firm.